As filed  with  the   Securities  and   Exchange Commission on August 27, 1998.

                                                              File No. 33-8982
                                                              ICA No. 811-4852

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                        Pre-Effective Amendment No. _____


                         Post-Effective Amendment No. 43             [X]
                                       and

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940                [X]


                                Amendment No. 44


                             The Victory Portfolios
           (Exact name of Registrant as Specified in Trust Instrument)

                                3435 Stelzer Road
                              Columbus, Ohio 43219
                     (Address of Principal Executive Office)

                                 (800) 362-5365
                        (Area Code and Telephone Number)

                                    Copy to:

Michael J. Sullivan                            Carl Frischling, Esq.
BISYS Fund Services                            Kramer, Levin, Naftalis & Frankel
3435 Stelzer Road                              919 Third Avenue
Columbus, Ohio 43219                           New York,New York 10022
(Name and Address of Agent for Service)


It is proposed that this filing will become effective:


|_|   Immediately upon filing pursuant to    |X|   on September 25,1998 pursuant
      paragraph (b)                                to paragraph (b)


|_|   60 days after filing pursuant to       |_|   on (date) pursuant to
      paragraph (a)(1)                             paragraph (a)(1)

|_|   75 days after filing pursuant to       |_|   on (date) pursuant to
      paragraph (a)(2)                             paragraph (a)(2) of rule 485.

If appropriate, check the following box:

|X| this post-effective amendment designates a new effective date for a previously filed post- effective amendment.

THE VICTORY PORTFOLIOS




                              CROSS-REFERENCE SHEET

                             THE VICTORY PORTFOLIOS



Item Number
 Form N-1A
    Part A                                          Prospectus Caption
    ------                                          ------------------

The Registrant has filed the information required in the prospectuses in the Post-Effective Amendment No. 39 to its Registration Statement on Form N-1A on April 29, 1998, (accession number 0000922423- 98-000431) and is hereby incorporated by reference. The Registrant has not amended its prospectuses.

1.   Cover Page                             Cover Page; Introduction

2.   Synopsis                               Fund Expenses

3.   Condensed Financial Information        Inapplicable

4.   General Description of Registrant      Introduction; AN OVERVIEW OF EACH OF
                                            THE FUNDS; Risk Factors; Investment
                                            Limitations;  Additional Information

5.   Management of the Fund                 Organization and Management of the Fund

5.A. Management's Discussion of Fund        Investment Performance
     Performance

6.   Capital Stock and Other Securities     INVESTING WITH VICTORY: How to
                                            Purchase Shares, How to Exchange Shares,
                                            How to Redeem Shares; Dividends,
                                            Distributions and Taxes; Organization and
                                            Management of the Funds; Additional
                                            Information; Other Securities and Investment
                                            Practices

7.   Purchase of Securities Being Offered   How to Purchase Shares; How to Exchange
                                            Shares

8.   Redemption or Repurchase               How to Exchange Shares; How to Redeem
                                            Shares

9.   Pending Legal Proceedings              Inapplicable



THE VICTORY PORTFOLIOS



                              CROSS REFERENCE SHEET

                             THE VICTORY PORTFOLIOS


Item Number
 Form N-1A                                            Statement of Additional
  Part B                                                Information Caption
  ------                                                -------------------

The Registrant has filed the information required in the statement of additional information in the Post-Effective Amendment No. 39 to its Registration Statement on Form N-1A on April 29, 1998, (accession number 0000922423-98-000431) and is hereby incorporated by reference. The Registrant has not amended its statement of additional information.

10.      Cover Page                                           Cover Page

11.      Table of Contents                                    Table of Contents

12.      General Information and History                      Additional Information

13.      Investment Objectives and Policies                   Investment Objectives and Investment Policies
                                                              and Limitations

14.      Management of the Fund                               Trustees and Officers

15.      Control Persons and Principal                        Additional Information
         Holders of Securities

16.      Investment Advisory and Other                        Advisory and Other Contracts
         Services

17.      Brokerage Allocation and Other Practices             Advisory and Other Contracts

18.      Capital Stock and Other Securities                   Valuation of Portfolio Securities; Additional
                                                              Purchase, Exchange and Redemption
                                                              Information; Additional Information

19.      Purchase, Redemption and Pricing                     Valuation of Portfolio Securities; Additional
         of Securities Being Offered                          Purchase, Exchange and Redemption
                                                              Information; Performance of the Funds;
                                                              Additional Information

20.      Tax Status                                           Dividends and Distributions; Taxes

21.      Underwriters                                         Advisory and Other Contracts

22.      Calculation of Performance Data                      Performance of Funds; Additional Information

THE VICTORY PORTFOLIOS



23.      Financial Statements                                 Inapplicable

Part C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

THE VICTORY PORTFOLIOS

                                EXPLANATORY NOTE



THE PURPOSE OF THIS FILING IS SOLEY TO DESIGNATE A NEW EFFECTIVE DATE FOR POST-EFFECTIVE AMENDMENT NO. 39 TO REGISTRATION STATEMENT ON FORM N-1A OF THE REGISTRANT. THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION FOR EACH FUND SUBJECT TO SUCH POST-EFFECTIVE AMENDMENT HAVE NOT BEEN AMENDED AND ARE INCORPORATED BY REFERENCE HEREIN IN THEIR ENTIRETY.

THE VICTORY PORTFOLIOS



                             Registration Statement
                                       of
                             THE VICTORY PORTFOLIOS
                                       on
                                    Form N-1A


PART C.    OTHER INFORMATION

Item 24.   Financial Statements and Exhibits

     (a)   Financial Statements:

           Included in Part A:  None.

           Included in Part B:  None.


     (b)   Exhibits:


EX-99.B1        Delaware Trust Instrument dated December 6, 1995, as amended.(9)

EX-99.B2        By-Laws adopted December 6, 1995.(1)

EX-99.B3        None.

EX-99.B4        None.

EX-99.B5(a)     Investment  Advisory  Agreement  dated  as of  March  1,  1997 between the  Registrant  and Key Asset  Management  Inc,  with
                Schedule A amended as of March 2, 1998 and May 29, 1998.(13)

        (b) Investment Advisory Agreement dated March 1, 1997 between the Registrant and Key Asset Management Inc. regarding Lakefront Fund and Real Estate Investment Fund.(6)

        (c) Investment Sub-Advisory Agreement dated March 1, 1997 between Key Asset Management Inc. and Lakefront Capital Investors, Inc. regarding the Lakefront Fund. (6)

        (d)     Investment  Advisory  Agreement  dated June 1, 1998  between the
                Registrant  and  Key  Asset   Management   Inc.   regarding  the
                International Growth Fund.(13)

        (e) Portfolio Management Agreement dated June 1, 1998 between the Key Asset Management Inc. and IndoCam International Investment Services, S.A. regarding the International Growth Fund.(12)

THE VICTORY PORTFOLIOS


EX-99.B6(a)     Distribution   Agreement   dated  June  1,  1996  between  the
                Registrant and BISYS Fund Services Limited  Partnership,  with
                Schedule I amended as of March 2, 1998 and May 29, 1998.(13)

        (b)     Form of Broker-Dealer Agreement.(2)

EX-99.B7        None.

EX-99.B8(a)     Amended and  Restated  Mutual  Fund  Custody  Agreement  dated
                August 1, 1996,  with  Schedule A revised as of March 1998 and
                May 29, 1998 and Attachment B revised as of March 2, 1998.(13)

        (b) Custody Agreement dated May 31, 1996 between Morgan Stanley Trust Company and Key Trust Company of Ohio. (3)

EX-99.B9(a)     Administration  Agreement  dated  October 1, 1997  between the
                Registrant and BISYS Fund Services Limited  Partnership,  with
                Schedule  I amended  as of March 2, 1998 and May 29,  1998 and
                Schedule II-B amended as of March 2, 1998. (13)

        (b) Sub-Administration Agreement dated October 1, 1997 between BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services and Key Asset Management Inc., with Schedule A amended as of March 2, 1998 and May 29, 1998.(13)

        (c) Transfer Agency and Service Agreement dated July 12, 1996 between the Registrant and State Street Bank and Trust Company, with Schedule A revised as of August 1, 1996 , March 2, 1998 and May 29, 1998.(13)

        (d) Fund Accounting Agreement dated May 31, 1995 between the Registrant and BISYS Fund Services Ohio, Inc., with Amended Schedule A as of February 19, 1997 and March 2, 1998, and May 29, 1998 and Schedule B as of March 2, 1998.(13)

        (e) Shareholder Servicing Plan dated June 5, 1995 with Schedule I amended as of March 2, 1998 and May 29, 1998.(13)

        (f)     Form of Shareholder Servicing Agreement.(1)

EX-99.B10(a)    Opinion of Counsel  was filed  with  Registrant's  Rule
                24f-2  Notice in respect of the period  ending  October
                31,  1996,  submitted  electronically  on December  23,
                1996, accession number 0000950152-96-006841.

EX-99.B10(b)    Opinion of Kramer, Levin, Naftalis & Frankel as to the legality of the securities registered.(15)

EX-99.B11(a)    Consent of Kramer, Levin, Naftalis & Frankel. (14)

THE VICTORY PORTFOLIOS

        (b)     Consent of PricewaterhouseCoopers LLP.(14)

EX-99.B12       None.

EX-99.B13(a)     Purchase  Agreement  dated  November  12, 1986  between
                 Registrant and Physicians Insurance Company of Ohio is incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 1 to the Registrant's
                 Registration  Statement  on Form N-1A filed on November
                 13, 1986.

           (b) Purchase Agreement dated October 15, 1989 is incorporated herein by reference to Exhibit 13(b) to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A filed on December 1, 1989.

           (c) Purchase Agreement is incorporated herein by reference to Exhibit 13(c) to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N- 1A filed on December 1, 1989.

EX-99.B14        None.

EX-99.B15(a)     Distribution  and  Service  Plan dated June 5, 1995 for
                 the Class A Shares of the Registrant with Schedule I amended as of February 19, 1997 , March 2, 1998 and May
                 29, 1998.(13)

        (b) Distribution Plan dated June 5, 1995 for Class B Shares of the Registrant with Schedule I amended as of February 1, 1996.(12)

EX-99.B16(a)    Forms of computation  of performance  quotation are
                incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 19 to the Registrant's
                Registration  Statement  on Form N-1A filed on December
                23, 1994.

        (b) Forms of computation of performance quotation for the Class B shares of the Balanced Fund, Diversified Stock Fund, International Growth Fund, Ohio Regional Stock Fund and Special Value Fund.(4)

        (c) Forms of computation of performance quotation for the Lakefront Fund and U.S. Government Obligations Fund - Investor Shares.(5)

        (d)     Computation  of  performance   quotation  for  the  Real  Estate
                Investment Fund.(7)

        (e)     Computation  of  performance   quotation  for  U.S.   Government
                Obligations Fund -Investor Shares.(9)

EX-99.B17       None.

EX-99.B18       Amended and Restated Rule 18f-3 Multi-Class Plan as of
                December 3, 1997.(11)

THE VICTORY PORTFOLIOS

EX-99.B19(a)    Powers of Attorney of Roger Noall and Frank A. Weil.(8)

        (b) Powers of Attorney of Leigh A. Wilson, Edward P. Campbell, Harry Gazelle, Thomas F. Morrissey, H. Patrick Swygert and Eugene J. McDonald. (9)

(1) Filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A filed electronically on December 28, 1995, accession number 0000950152-95-003085.

(2) Filed as an Exhibit to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A filed electronically on January 31, 1996, accession number 0000922423-96-000047.

(3) Filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A filed electronically on July 30, 1996, accession number 0000922423-96-000344.

(4) Filed as an Exhibit to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A filed electronically on February 7, 1997, accession number 0000922423-97-000066.

(5) Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A filed electronically on June 27, 1997, accession number 0000922423-97-000530.

(6) Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A filed electronically on December 12, 1997, accession number 0000922423-97-001015.

(7) Filed as an Exhibit to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A filed electronically on December 17, 1997, accession number 0000922423-97-001022.

(8) Filed as an Exhibit to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-14 filed electronically on February 3, 1998, accession number 0000922423-98-000095.

(9) Filed as an Exhibit to Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A filed electronically on February 26, 1998, accession number 0000922423-98-000264.

(10) Filed as an Exhibit to Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A filed electronically on March 31, 1998, accession number 0000922423-98-000358.

(11) Filed as an Exhibit to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 filed electronically on June 9, 1998, accession number 0000922423-98-000589.

(12) Filed as an Exhibit to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A filed electronically on June 12, 1998, accession number 0000922423-98-000602.


(13) Filed as an Exhibit to Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A filed electronically on July 29, 1998, accession number 0000922423-98-000725.



(14) Filed herewith.


(15) To be filed by amendment.

Item 25.   Persons Controlled by or Under Common Control with Registrant.

           None.

Item 26.   Number of Holders of Securities.


As of July 31, 1998 the number of record holders of each Fund of the Registrant were as follows:


                                                    Number of
           Title of Fund                          Record Holders

           Balanced Fund
                  Class A Shares                        1,343
                  Class B Shares                          401

           Diversified Stock Fund
                  Class A Shares                       15,212
                  Class B Shares                        4,724

THE VICTORY PORTFOLIOS




           Financial Reserves Fund                        103

           Fund For Income                              1,400

           Government Mortgage Fund                       273

           Growth Fund                                    731

           Intermediate Income Fund                       335

           International Growth Fund
                  Class A Shares                        1,160
                  Class B Shares                           71

           Institutional Money Market Fund
                  Select Class Shares                      20
                  Investor Class Shares                    59

           Investment Quality Bond Fund                 2,559

           Lakefront Fund                                  76

           Limited Term Income Fund                       154

           National Municipal Bond Fund
                  Class A Shares                        1,464
                  Class B Shares                           73

           New York Tax-Free Fund
                  Class A Shares                          531
                  Class B Shares                           96

           Ohio Municipal Bond Fund                       424

           Ohio Municipal Money Market Fund               123

           Ohio Regional Stock Fund
                  Class A Shares                        1,127
                  Class B Shares                          139

           Prime Obligations Fund                       1,009

           Real Estate Investment Fund                    238

           Special Growth Fund                            746

           Special Value Fund
                  Class A Shares                        5,069
                  Class B Shares                          323

           Stock Index Fund                             1,892

THE VICTORY PORTFOLIOS




           Tax Free Money Market Fund                      91

           U.S. Government Obligations Fund
                  Select Class Shares                     322
                  Investor Class Shares                    98

           Value Fund                                     397

           Federal Money Market Fund
                  Investor Class Shares                   719
                  Select Class Shares                      58

           Convertible Securities Fund                  1,659

           LifeChoice Conservative Investor Fund           52

           LifeChoice Moderate Investor Fund              130

           LifeChoice Growth Investor Fund                306

           Maine Municipal Bond Fund (Intermediate)         0

           Maine Municipal Bond Fund (Short-Term)           0

           Michigan Municipal Bond Fund                     0

           Equity Income Fund                               0

           National Municipal Bond Fund
            (Short-Intermediate)                            0

           National Municipal Bond Fund (Long)              0



Item 27.   Indemnification

           Article X, Section 10.02 of the Registrant's Delaware Trust Instrument, as amended, incorporated herein as Exhibit 99.B1 hereto, provides for the indemnification of Registrant's Trustees and officers, as follows:

           "SECTION 10.02  INDEMNIFICATION.

        (a)     Subject  to  the   exceptions  and   limitations   contained  in
                Subsection 10.02(b):

                    (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in

THE VICTORY PORTFOLIOS



           which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                    (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

           (b) No  indemnification  shall be  provided  hereunder  to a  Covered
Person:

                    (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                    (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

           (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

           (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe

THE VICTORY PORTFOLIOS



          that such Covered Person will be found entitled to indemnification under this Section 10.02."

          Indemnification of the Fund's principal underwriter, custodian, fund accountant, and transfer agent is provided for, respectively, in
          Section V of the Distribution  Agreement incorporated by reference as
          Exhibit 6(a) hereto, Section 28 of the Custody Agreement incorporated by reference as Exhibit 8(a) hereto, Section 5 of the Fund Accounting Agreement incorporated by reference as Exhibit 9(d) hereto, and
          Section 7 of the Transfer Agency Agreement incorporated by reference as Exhibit 9(c) hereto. Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons or Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.   Business and Other Connections of the Investment Adviser

           Key Asset Management Inc. ("KAM") is the investment adviser to each fund of the Victory Portfolios. KAM is a wholly-owned indirect subsidiary of KeyCorp, a bank holding company which had total assets of approximately $76 billion as of June 30, 1998. KeyCorp is a leading financial institution doing business in 13 states from Maine to Alaska, providing a full array of trust, commercial, and retail banking services. Its non-bank subsidiaries include investment advisory, securities brokerage, insurance, bank credit card processing, mortgage and leasing companies. KAM and its affiliates have over $64 billion in assets under management, and provides a full range of investment management services to personal and corporate clients.

Lakefront Capital Investors, Inc. ("Lakefront"), sub-adviser of the Lakefront Fund, 127 Public Square, 15th Floor, Cleveland, Ohio 44114, was incorporated in 1991.

THE VICTORY PORTFOLIOS

As of June 1, 1998, Indocam International Investment Services, S.A. ("IIIS"), is a sub-adviser to the International Growth Fund. IIIS and its advisory affiliates ("Indocam") are the global asset management component of the Credit Agricole banking and financial services group. IIIS specializes in global asset management and offers its clients a full range of asset management services from offices located in Paris, Hong Kong, Singapore, and Tokyo. As of December 31, 1997, Indocam managed approximately $124 billion for its clients. IIIS is a registered investment adviser with the SEC and also serves as the investment adviser to the France Growth Fund and as subadviser for the BNY Hamilton International Equity Fund and the John Hancock European Equity Fund. Indocam has affiliates which are engaged in the brokerage business. The principal office of IIIS is 9, rue Louis Murat, Paris, France 75008.

To the knowledge of Registrant, none of the directors or officers of KAM, Lakefront, or IIIS, except those set forth below, is or has been at any time during the past two calendar years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of KAM also hold positions with KeyCorp or its subsidiaries.

           The principal executive officers and directors of KAM are as follows:

Directors:

          William G. Spears, Senior Managing Director, Chairman and Chief Executive Officer. Also Chairman, Chief Executive Officer and Senior Managing Director of Spears, Benzak, Salomon & Farrell Division ("SBSF").

          Richard J. Buoncore, Senior Managing Director, President and Chief Operating Officer. Also Chief Operating Officer, Chief Financial Officer, Treasurer and Managing Director of SBSF.

          Anthony Aveni, Senior Managing Director. Also Chief Investment Officer of KAM.

          Vincent DeP. Farrell, Senior Managing Director and Chief Investment Officer. Also Chief Investment Officer, Executive Vice President and Managing Director of SBSF.

          Richard E. Salomon, Senior Managing Director. Also President and Director of Wealth Management, SBSF.

          Gary R. Martzolf, Senior Managing Director.

Other Officers:

          Charles G. Crane, Senior Managing Director and Chief Strategist. Also Senior Vice President and Managing Director of SBSF.

          James D. Kacic, Chief Financial Officer, Chief Administrative Officer, and Senior Managing Director.

THE VICTORY PORTFOLIOS

          William R. Allen, Managing Director.

          Michael Foisel, Assistant Treasurer.

          Michael Stearns, Chief Compliance Officer.

          William J. Blake, Secretary.

          Steven N. Bulloch, Assistant Secretary. Also, Senior Vice President and Senior Counsel of KeyCorp Management Company.

          Kathleen A. Dennis, Senior Managing Director.


         The business address of each of the foregoing individuals is 127 Public Square, Cleveland, Ohio 44114.

         The principal executive officers and directors of Lakefront are as follows:

         Nathaniel  E.  Carter,   President  and  Chief  Investment  Officer  of
Lakefront.

         Kenneth A. Louard, Chief Operating Officer.

         The business address of each of the foregoing individuals is 127 Public Square, Cleveland, Ohio 44114.

         The principal executive officers and directors of IIIS are as follows:

           Jean-Claude Kaltenbach, Chairman and CEO.

           Ian Gerald McEvatt, Director.

           Claude Doumic, Director.

           Didier Guyot de la Pommeraye, Director.

           Charles Vergnot, Director.

           Eric Jostrom, Director.

           Gerard Sutterlin, Secretary General.

         The business address of each of the foregoing individuals is 9, rue Louis Murat, Paris, France 75008.

THE VICTORY PORTFOLIOS

Item 29.   Principal Underwriter

     (a) BISYS Fund Services, the Registrant's administrator, also acts as the distributor for the following investment companies as of July 24, 1998.

                               Alpine Equity Trust
                           American Performance Funds
                              AmSouth Mutual Funds
                               The ARCH Fund, Inc.
                           The BB&T Mutual Funds Group
                               The Coventry Group
                                The Eureka Funds
                              Fountain Square Funds
                             Hirtle Callaghan Trust
                              HSBC Family of Funds
                              INTRUST Funds Trust
                         The Infinity Mutual Funds, Inc.
                                 The Kent Funds
                                   Magna Funds
                             Meyers Investment Trust
                             MMA Praxis Mutual Funds
                                M.S.D. & T. Funds
                              Pacific Capital Funds
                            Parkstone Group of Funds
                          The Parkstone Advantage Fund
                                  Pegasus Funds
                        The Republic Advisor Funds Trust
                          Puget Sound Asset Management
                            The Republic Funds Trust
                           The Riverfront Funds, Inc.
                                  Sefton Funds
                      SBSF Funds, Inc. dba Key Mutual Funds
                               The Sessions Group
                             Summit Investment Trust
                            Variable Insurance Funds
                           The Victory Variable Funds
                           Vintage Mutual Funds, Inc.


     (b) Directors, officers and partners of BISYS Fund Services, Inc., the General Partner of BISYS Fund Services, as of June 15, 1998 were as follows:

           Lynn J. Mangum, Chairman and CEO.

           Dennis Sheehan, Director, Executive Vice President and Treasurer.

           J. David Huber, President.

           Kevin J. Dell, Vice President and Secretary.

THE VICTORY PORTFOLIOS

           Mark Rybarczyk, Senior Vice President.

           William Tomko, Senior Vice President.

           Michael D. Burns, Vice President.

           David Blackmore, Vice President.

           Steve Ludwig, Compliance Officer.

           Robert Tuch, Assistant Secretary.

         The business address of each of the foregoing individuals is BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43215.

Item 30.   Location of Accounts and Records

     (1) Key Asset Management Inc., 127 Public Square, Cleveland, Ohio 44114-1306 (records relating to its functions as investment adviser and sub-administrator).

     (2)   Lakefront Capital Investors, Inc., 127 Public Square, Cleveland, Ohio
           44114-1306   (records   relating  to  its   functions  as  investment
           sub-adviser for the Lakefront Fund only).

     (3) Indocam International Investment Services, S.A., 9, rue Louis Murat, Paris, France 75008 (records relating to its functions as investment sub-adviser for the International Growth Fund only).

     (4)   KeyBank  National  Association,  127 Public Square,  Cleveland,  Ohio
           44114-1306   (records   relating  to  its  functions  as  shareholder
           servicing agent).

     (5) BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as administrator, distributor and fund accountant).

     (6) State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110-3875 (records relating to its functions as transfer agent).

     (7) Boston Financial Data Services, Inc. Two Heritage Drive, Quincy, Massachusetts 02171 (records relating to its functions as dividend disbursing agent and shareholder servicing agent).

     (8) Key Trust Company of Ohio, N.A., 127 Public Square, Cleveland, Ohio 44114- 1306 (records relating to its functions as custodian and securities lending agent).

     (9) Morgan Stanley Trust Company, 1585 Broadway, New York, New York 10036 (records relating to its functions as sub-custodian of the Balanced Fund, Convertible Securities Fund, International Growth Fund, Lakefront Fund, and Real Estate Investment Fund).

THE VICTORY PORTFOLIOS

Item 31.   Management Services

           None.

Item 32.   Undertakings

     (a) Registrant undertakes to call a meeting of shareholders, at the request of holders of 10% of the Registrant's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and undertakes to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

     (b)   None.

     (c) Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest Annual Report to Shareholders upon request and without charge.

NOTICE

A copy of the Delaware Trust Instrument of The Victory Portfolios is on file with the Secretary of State of Delaware and notice is hereby given that this Post-Effective Amendment to the Registrant's Registration Statement has been executed on behalf of the Registrant by officers of, and Trustees of, the Registrant as officers and as Trustees, respectively, and not individually, and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders of The Victory Portfolios individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has certified that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 27th day of August, 1998.


                                  THE VICTORY PORTFOLIOS


                                  By: /s/Leigh A. Wilson
                                      -------------------
                                      Leigh A. Wilson, President and Trustee


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 27th day of August, 1998.


/s/ Roger Noall                              Chairman of the Board and Trustee
-----------------------
Roger Noall

/s/ Leigh A. Wilson                          President and Trustee
-----------------------
Leigh A. Wilson

/s/Gary Tenkman                             Treasurer
-----------------------
 Gary Tenkman

      *                                      Trustee
-----------------------
Edward P. Campbell

      *                                      Trustee
-----------------------
Harry Gazelle

      *                                      Trustee
-----------------------
Thomas F. Morrissey

      *                                      Trustee
-----------------------
H. Patrick Swygert

      *                                      Trustee
-----------------------
Frank A. Weil

      *                                      Trustee
-----------------------
Eugene J. McDonald

*By: /s/ Carl Frischling
    ---------------------
      Carl Frischling
      Attorney-in-Fact

     Attorney-in-Fact pursuant to powers of attorney filed with Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A on February 26, 1998 and with Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-14 on February 3, 1998.

                             THE VICTORY PORTFOLIOS

                                INDEX TO EXHIBITS


Exhibit Number



EX-99.B11(a)      Consent of Kramer, Levin, Naftalis & Frankel


EX-99.B11(b)      Consent of Consent of PricewaterhouseCoopers LLP